Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Due from employees – net of credit loss allowance (in Dollars)	$ 0	$ 20,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	15,976,227	12,732,257
Common stock, shares outstanding	15,976,227	12,732,257
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	10,000	0
Preferred stock, shares outstanding	10,000	0